GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.91%
247,000	Kirkland Lake Gold Ltd(a)	$ 8,348,600
105,000	RPM International Inc	9,644,250
		17,992,850
Communications — 5.17%
403,000	Corning Inc	17,534,530
15,310	DoorDash Inc Class A(b)	1,907,220
77,000	Etsy Inc(c)	15,528,590
111,696	Farfetch Ltd Class A(c)	5,922,122
68,000	IAC/InterActiveCorp(c)	14,709,080
208,000	Liberty Media Corp Class C(c)	9,004,320
182,000	Match Group Inc(c)	25,003,160
34,000	Spotify Technology SA(c)	9,110,300
66	Venture Global LNG Inc Series B(b)(c)(d)	367,309
410	Venture Global LNG Inc Series C(b)(c)(d)	2,281,769
34,074	Vimeo(b)(c)(d)	1,135,935
		102,504,335
Consumer, Cyclical — 13.86%
158,000	Alaska Air Group Inc(c)	10,935,180
143,000	Aptiv PLC(c)	19,719,700
109,000	Burlington Stores Inc(c)	32,569,200
119,000	Casey's General Stores Inc	25,726,610
12,000	Chipotle Mexican Grill Inc(c)	17,049,840
114,000	Dollar General Corp	23,098,680
170,000	Dollar Tree Inc(c)	19,458,200
26,000	Domino's Pizza Inc	9,562,540
106,000	DraftKings Inc Class A(c)	6,500,980
31,000	Five Below Inc(c)	5,914,490
208,000	Hilton Worldwide Holdings Inc(c)	25,151,360
9,000	Lululemon Athletica Inc(c)	2,760,390
52,000	Marriott International Inc Class A(c)	7,701,720
234,000	MGM Resorts International	8,889,660
36,000	O'Reilly Automotive Inc(c)	18,261,000
88,000	Ross Stores Inc	10,552,080
47,688	Sila Nanotechnologies Inc(b)(c)(d)	1,968,084
156,000	Southwest Airlines Co	9,525,360
42,000	Vail Resorts Inc	12,249,720
90,000	VF Corp	7,192,800
		274,787,594
Consumer, Non-Cyclical — 32.33%
273,000	Acadia Healthcare Co Inc(c)	15,599,220
170,000	Alcon Inc(c)	11,930,600
13,000	Align Technology Inc(c)	7,039,890
380,000	Alkermes PLC(c)	7,098,400
65,000	Alnylam Pharmaceuticals Inc(c)	9,177,350
38,000	Argenx SE ADR(c)	10,464,820
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
16,000	Ascendis Pharma A/S ADR(c)	$ 2,062,080
767,000	Avantor Inc(c)	22,189,310
103,000	Avery Dennison Corp	18,915,950
5,000	Boston Beer Co Inc Class A(c)	6,031,400
26,000	Bright Horizons Family Solutions Inc(c)	4,457,700
510,000	Bruker Corp	32,782,800
391,000	Catalent Inc(c)	41,176,210
83,000	Cooper Cos Inc	31,879,470
25,000	CoStar Group Inc(c)	20,547,250
93,000	Dentsply Sirona Inc	5,934,330
261,000	Dun & Bradstreet Holdings Inc(c)	6,214,410
437,000	Elanco Animal Health Inc(c)	12,869,650
109,000	Equifax Inc	19,743,170
79,000	Exact Sciences Corp(c)	10,410,620
130,000	Exelixis Inc(c)	2,936,700
83,000	FleetCor Technologies Inc(c)	22,296,290
703,000	Hologic Inc(c)	52,289,140
41,000	ICU Medical Inc(c)	8,423,040
8,000	IDEXX Laboratories Inc(c)	3,914,480
180,000	Incyte Corp(c)	14,628,600
198,000	Ionis Pharmaceuticals Inc(c)	8,902,080
10,000	Kodiak Sciences Inc(a)(c)	1,133,900
18,000	MarketAxess Holdings Inc	8,962,560
26,000	Molina Healthcare Inc(c)	6,077,760
821,000	Multiplan Corp(a)(c)	4,556,550
77,000	Neurocrine Biosciences Inc(c)	7,488,250
242,000	Ortho Clinical Diagnostics Holdings PLC(c)	4,669,390
364,000	Perrigo Co PLC	14,731,080
164,000	PPD Inc(c)	6,205,760
75,000	PRA Health Sciences Inc(c)	11,499,750
83,000	Quidel Corp(a)(c)	10,618,190
212,000	Reynolds Consumer Products Inc	6,313,360
90,000	Seagen Inc(c)	12,497,400
7,957	Squarespace Inc(c)(d)	544,418
112,000	Teleflex Inc	46,531,520
390,000	Terminix Global Holdings Inc(c)	18,591,300
221,000	TransUnion	19,890,000
189,000	TreeHouse Foods Inc(c)	9,873,360
52,000	Ultragenyx Pharmaceutical Inc(c)	5,920,720
108,000	Verisk Analytics Inc	19,082,520
29,000	West Pharmaceutical Services Inc	8,171,620
37,000	WEX Inc(c)	7,741,140
		641,015,508
Diversified — 0.20%
25,000	Dragoneer Growth Opportunities Class A(c)	253,750
156,000	Pershing Square Tontine Holdings Ltd Class A(a)(c)	3,745,560
		3,999,310

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Energy — 0.57%
254,000	Array Technologies Inc(c)	$ 7,574,280
104,000	Shoals Technologies Group Inc Class A(c)	3,617,120
		11,191,400
Financial — 5.51%
105,000	Assurant Inc	14,885,850
190,000	Axis Capital Holdings Ltd	9,418,300
185,000	Cboe Global Markets Inc	18,257,650
146,000	GoHealth Inc Class A(c)	1,706,740
62,000	Kemper Corp	4,942,640
360,000	KKR & Co Inc	17,586,000
52,000	Raymond James Financial Inc	6,373,120
93,000	Selectquote Inc(c)	2,744,430
214,078	Social Finance Inc(b)(c)	6,094,587
233,000	Tradeweb Markets Inc Class A	17,242,000
182,000	Webster Financial Corp	10,030,020
		109,281,337
Industrial — 17.47%
299,000	Agilent Technologies Inc	38,014,860
128,000	Amphenol Corp Class A	8,444,160
495,000	Ball Corp	41,946,300
223,000	BWX Technologies Inc	14,704,620
63,000	Cognex Corp	5,228,370
447,000	Colfax Corp(c)	19,583,070
246,000	Fortive Corp	17,377,440
237,208	Gores Holdings V/Ardagh Metal Packaging SPAC(c)(d)	2,372,080
125,000	IDEX Corp	26,165,000
736,000	Ingersoll Rand Inc(c)	36,218,560
166,000	JB Hunt Transport Services Inc	27,899,620
169,000	Keysight Technologies Inc(c)	24,234,600
21,000	Martin Marietta Materials Inc	7,052,220
323,000	National Instruments Corp	13,948,755
52,000	Packaging Corp of America	6,992,960
284,000	Sealed Air Corp	13,012,880
624,000	Textron Inc	34,993,920
77,000	Waste Connections Inc	8,314,460
		346,503,875
Technology — 18.70%
67,000	Atlassian Corp PLC Class A(c)	14,120,920
33,000	Bentley Systems Inc Class B(a)	1,548,690
30,000	Bill.com Holdings Inc(c)	4,365,000
193,000	Black Knight Inc(c)	14,280,070
51,000	Broadridge Financial Solutions Inc	7,808,100
208,000	Ceridian HCM Holding Inc(c)	17,528,160
84,000	Citrix Systems Inc	11,790,240
874,000	Clarivate PLC(c)	23,064,860
Shares		Fair Value
Technology — (continued)
46,000	Crowdstrike Holdings Inc Class A(c)	$ 8,395,460
104,000	DocuSign Inc(c)	21,054,800
66,127	Dragoneer Growth Opportunities/CCC Information Services SPAC(c)(d)	661,270
159,000	Entegris Inc	17,776,200
30,000	Five9 Inc(c)	4,689,900
68,000	Fortinet Inc(c)	12,540,560
26,000	Jack Henry & Associates Inc	3,944,720
68,000	KLA Corp	22,467,200
38,657	Lattice Semiconductor Corp(c)	1,740,338
53,000	Leidos Holdings Inc	5,102,840
572,000	Marvell Technology Group Ltd	28,016,560
125,000	Maxim Integrated Products Inc	11,421,250
302,000	Microchip Technology Inc	46,876,440
34,000	nCino Inc(a)(c)	2,268,480
111,000	Playtika Holding Corp(c)	3,020,310
12,617	Procore Technologies Inc(b)(c)(d)	794,871
42,000	PTC Inc(c)	5,781,300
39,000	Roper Technologies Inc	15,730,260
103,000	Skyworks Solutions Inc	18,898,440
91,000	Splunk Inc(c)	12,328,680
78,000	Veeva Systems Inc Class A(c)	20,376,720
9,042	WeWork Class A(b)(c)(d)	101,631
1,213,000	Zynga Inc Class A(c)	12,384,730
		370,879,000
Utilities — 1.38%
91,000	Ameren Corp	7,403,760
53,000	Eversource Energy	4,589,270
116,000	Sempra Energy	15,379,280
		27,372,310
TOTAL COMMON STOCK — 96.10% (Cost $1,237,970,204)		$1,905,527,519
CONVERTIBLE PREFERRED STOCK
Communications — 0.29%
5,230	Roofoods Ltd Series F 0.00%(b)(d)	5,593,485
183	Roofoods Ltd Series G 0.00%(b)(d)	195,718
		5,789,203

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — 0.85%
3,843	Maplebear Inc DBA Instacart 0.00%(b)(d)	$ 480,375
323,569	Rivian Automotive Series D 0.00%(b)(d)	11,923,518
119,920	Rivian Automotive Series E 0.00%(b)(d)	4,419,052
		16,822,945
Consumer, Non-Cyclical — 0.01%
12,593	JAND Inc 0.00%(b)(d)	$308,914
Technology — 0.09%
3,651	Databricks Inc 0.00%(b)(d)	647,578
3,274	Procore Technologies Inc Series B 0.00%(b)(d)	206,262
44,193	WeWork Series D-1 0.00%(b)(d)	496,721
34,723	WeWork Series D-2 0.00%(b)(d)	390,280
		1,740,841
TOTAL CONVERTIBLE PREFERRED STOCK — 1.24% (Cost $10,158,414)		$24,661,903
WARRANTS
Financial — 0.01%
24,044	Pershing Square Tontine Holdings Ltd(c)	195,959
TOTAL WARRANTS — 0.01% (Cost $132,928)		$195,959
GOVERNMENT MONEY MARKET MUTUAL FUNDS
776,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.03%(f)	776,000
776,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.04%(f)	776,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.08% (Cost $1,552,000)		$1,552,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.08%
$1,500,000	Federal Farm Credit Banks Funding Corp(g) 0.01%, 04/01/2021	$ 1,500,000
Repurchase Agreements — 0.70%
3,685,381	Undivided interest of 12.82% in a repurchase agreement (principal amount/value $28,750,806 with a maturity value of $28,750,814) with Bank of America Securities Inc, 0.01%, dated 3/31/21 to be repurchased at $3,685,381 on 4/1/21 collateralized by Federal National Mortgage Association securities, 1.00% - 5.50%, 6/1/24 - 1/1/59, with a value of $29,325,822.(e)	3,685,381
2,909,202	Undivided interest of 31.05% in a repurchase agreement (principal amount/value $9,370,360 with a maturity value of $9,370,363) with TD Securities (USA) Inc, 0.01%, dated 3/31/21 to be repurchased at $2,909,202 on 4/1/21 collateralized by U.S. Treasury securities, 0.00% - 1.38%, 4/1/21 - 8/15/50, with a value of $9,557,768.(e)	2,909,202
3,685,381	Undivided interest of 8.44% in a repurchase agreement (principal amount/value $43,402,117 with a maturity value of $43,402,129) with RBC Capital Markets Corp, 0.01%, dated 3/31/21 to be repurchased at $3,685,381 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 5/6/21 - 3/1/51, with a value of $44,270,160.(e)	3,685,381

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,685,381	Undivided interest of 8.80% in a repurchase agreement (principal amount/value $41,899,857 with a maturity value of $41,899,869) with Citigroup Global Markets Inc, 0.01%, dated 3/31/21 to be repurchased at $3,685,381 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.13% - 4.00%, 5/15/23 - 9/15/57, with a value of $42,737,857.(e)	$ 3,685,381
		13,965,345
TOTAL SHORT TERM INVESTMENTS — 0.78% (Cost $15,465,345)		$15,465,345
TOTAL INVESTMENTS — 98.21% (Cost $1,265,278,891)		$1,947,402,726
OTHER ASSETS & LIABILITIES, NET — 1.79%		$35,550,092
TOTAL NET ASSETS — 100.00%		$1,982,952,818
(a)	All or a portion of the security is on loan at March 31, 2021.
(b)	Restricted security; further details of these securities are included in a subsequent table.
(c)	Non-income producing security.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of March 31, 2021.
(g)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
At March 31, 2021, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
DoorDash Inc Class A	12/09/2020	$702,824	$1,907,220	0.10%
Procore Technologies Inc	07/15/2020-12/09/2020	706,652	794,871	0.04
Sila Nanotechnologies Inc	01/07/2021	1,968,217	1,968,084	0.10
Social Finance Inc	12/30/2020	3,945,457	6,094,587	0.31
Venture Global LNG Inc Series B	03/08/2018	199,320	367,309	0.02
Venture Global LNG Inc Series C	10/16/2017-03/08/2018	1,504,805	2,281,769	0.12
Vimeo	01/25/2021	1,104,338	1,135,935	0.06
WeWork Class A	05/26/2015	128,136	101,631	0.01
Convertible Preferred Stock
Databricks Inc	02/01/2021	647,570	647,578	0.03
JAND Inc	11/19/2020	309,457	308,914	0.01
Maplebear Inc DBA Instacart	02/26/2021	480,375	480,375	0.03
Procore Technologies Inc Series B	07/15/2020	147,330	206,262	0.01
Rivian Automotive Series D	12/23/2019	3,476,425	11,923,518	0.60
Rivian Automotive Series E	07/10/2020	1,857,561	4,419,052	0.22
Roofoods Ltd Series F	09/12/2017	1,849,174	5,593,485	0.28
Roofoods Ltd Series G	05/16/2019	76,476	195,718	0.01
WeWork Series D-1	12/09/2014	735,866	496,721	0.03
WeWork Series D-2	12/09/2014	578,180	390,280	0.02
		$20,418,163	$39,313,309	2.00%
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$1,887,298,345	$8,001,807	$10,227,367	$1,905,527,519
Convertible Preferred Stock	—	—	24,661,903	24,661,903
Warrants	195,959	—	—	195,959
Government Money Market Mutual Funds	1,552,000	—	—	1,552,000
Short Term Investments	—	15,465,345	—	15,465,345
Total Assets	$1,889,046,304	$23,467,152	$34,889,270	$1,947,402,726
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

March 31, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2021